Pension and Other Postretirement Benefits - Cost of Retirement Plan (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Employee Investment Plan cost	$ 5,112	$ 4,976	$ 5,072